SHORT-TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of loans and financing

	2025	2024
Ten/Thirty Year Bonds	7,514,045	8,994,067
Other loans	2,260,707	813,954
Total Loans and Financing	9,774,752	9,808,021
Current	897,295	697,049
Non-current	8,877,457	9,110,972

Principal amount of loans and Financing	9,656,888	9,661,769
Interest accrued of loans and Financing	117,864	146,252
Total	9,774,752	9,808,021

Schedule of loans and financing by currency

	2025	2024
Brazilian Real (BRL)	1,789,242	456,448
U.S. Dollar (USD)	7,837,820	9,169,319
Other currencies	147,690	182,254
	9,774,752	9,808,021

Schedule of amortization of long term loans and financing

	2025	2024
2026	—	167,154
2027	1,778,633	2,531,696
2028	55,811	11,075
2029	51,438	8,420
2030 on	6,991,575	6,392,627
	8,877,457	9,110,972